Shareholders' Equity (Schedule of Shares) (Details) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Common shares [Member]
Increase Decrease In Stockholders Equity [RollForward]
Shares issued and outstanding, beginning of the year	112,107,000	114,853,000
Common shares issued, during the year	0	0
Common shares issued on exercise of options, during the year	5,000	12,000
Repurchase of common shares, during the year	(3,208,000)	(2,681,000)
Restricted common shares purchased, during the year	(155,000)	(168,000)
Restricted common shares forfeited, during the year	0	13,000
Restricted common shares vested, during the year	58,000	78,000
Shares issued and outstanding, end of year	108,807,000	112,107,000
Restricted shares [Member]
Increase Decrease In Stockholders Equity [RollForward]
Shares issued and outstanding, beginning of the year	399,000	322,000
Restricted common shares purchased, during the year	155,000	168,000
Restricted common shares forfeited, during the year	0	(13,000)
Restricted common shares vested, during the year	(58,000)	(78,000)
Shares issued and outstanding, end of year	496,000	399,000